Concentrations (Tables)	6 Months Ended
Mar. 31, 2025
Concentrations [Abstract]
Schedule of Concentrations of Credit Risk

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of September 30, 2024 and March 31, 2025.

	As of September 30, 2024		As of March 31, 2025
Customer	Amount	% of Total	Amount	% of Total
			(Unaudited)
A	$2,850,542	37%	$2,677,706	40%
B	2,484,807	32%	1,421,155	21%
C	*	*	874,542	13%
D	948,763	12%	*	*
Total	$6,284,112	81%	$4,973,403	74%

*	The percentage is below 10%
	As of September 30, 2024			As of March 31, 2025
Customer	Amount		% of Total	Amount	% of Total
				(Unaudited)
E	$	*	*	$21,229	20%
F		*	*	10,335	10%
G		18,524	13%	*	*
H		15,946	11%	*	*
Total		$34,470	24%	$31,564	30%

*	The percentage is below 10%
	Six months ended March 31,
	2024		2025
Customer	Amount	% of Total	Amount	% of Total
	(Unaudited)		(Unaudited)
B	$3,118,446	46%	$1,714,509	26%
A	1,811,277	27%	1,712,237	26%
C	*	*	1,485,858	23%
I	*	*	880,424	13%
J	931,801	14%	*	*
Total	$5,861,524	87%	$5,793,028	88%

*	The percentage is below 10%
	As of September 30, 2024		As of March 31, 2025
Supplier	Amount	% of Total	Amount	% of Total
			(Unaudited)
A	$48,903	26%	$47,291	29%
B	33,275	17%	32,467	20%
C	*	* %	20,200	13%
D	44,630	23%	*	*
Total	$126,808	66%	$99,958	62%

*	The percentage is below 10%

The following table sets forth information as to each third party that accounted for 10% or more of total advances to suppliers as of September 30, 2024 and March 31, 2025.

	As of September 30, 2024		As of March 31, 2025
Supplier	Amount	% of Total	Amount	% of Total
			(Unaudited)
E	$5,479,056	32%	$5,208,955	48%
F	3,938,938	23%	1,802,497	16%
G	1,644,050	10%	1,180,602	11%
H	4,209,185	25%	1,122,012	10%
Total	$15,271,229	90%	$9,314,066	85%

*	The percentage is below 10%
	Six months ended March 31,
	2024		2025
Supplier	Amount	% of Total	Amount	% of Total
	(Unaudited)		(Unaudited)
H	$1,594,471	17%	$2,925,067	29%
F	2,121,255	23%	2,815,761	27%
I	*	*	1,584,037	15%
G	*	*	1,358,763	13%
E	2,947,545	31%	*	*
J	1,507,114	16%	*	*
Total	$8,170,385	87%	$8,683,628	84%

*	The percentage is below 10%